One-Time Termination Benefits (Narrative) (Details) $ in Millions	3 Months Ended
Sep. 27, 2015 USD ($)
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 34